Insurance	12 Months Ended
Dec. 31, 2012
Insurance
Insurance

16. Insurance

          Insurance reserves are established for automobile, workers compensation, general liability and professional liability claims utilizing policies with both fully-insured and self-insured components. This includes the use of an off-shore captive insurance program through a wholly-owned subsidiary for certain professional (medical malpractice), auto, workers' compensation and general liability programs for both EmCare and AMR. In those instances where the Company has obtained third-party insurance coverage, the Company normally retains liability for the first $1 to $3 million of the loss. Insurance reserves cover known claims and incidents within the level of Company retention that may result in the assertion of additional claims, as well as claims from unknown incidents that may be asserted arising from activities through December 31, 2012.

          The Company establishes reserves for claims based upon an assessment of claims reported and claims incurred but not reported. The reserves are established based on consultation with third-party independent actuaries using actuarial principles and assumptions that consider a number of factors, including historical claim payment patterns (including legal costs) and changes in case reserves and the assumed rate of inflation in healthcare costs and property damage repairs. Claims, other than general liability claims, are discounted at a rate of 1.5%. General liability claims are not discounted.

          Provisions for insurance expense included in the statements of operations include annual provisions determined in consultation with third-party actuaries and premiums paid to third-party insurers.

          The table below summarizes the non-health and welfare insurance reserves included in the accompanying balance sheets:

	Accrued Liabilities	Insurance Reserves and Other Long-term Liabilities	Total Liabilities
December 31, 2012
Automobile	$7,627	$6,619	$14,246
Workers compensation	20,970	32,728	53,698
General/Professional liability	20,627	150,026	170,653

	$49,224	$189,373	$238,597

December 31, 2011
Automobile	$19,223	$9,407	$28,630
Workers compensation	19,151	32,099	51,250
General/Professional liability	23,491	144,501	167,992

	$61,865	$186,007	$247,872

          The changes to the Company's estimated losses under self-insured programs were as follows:

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Balance, beginning of period	$247,872	$216,076	$208,407	$206,449
Expense for current period reserves	77,003	51,144	25,562	72,851
(Favorable) unfavorable changes to prior reserves	(2,480)	11,308	2,452	436
Changes in losses covered by commercial insurance programs	(9,185)	10,785	—	—
Payments for claims	(74,613)	(41,441)	(31,045)	(71,329)

Balance, end of period	238,597	247,872	205,376	208,407
Discount factor	8,485	7,875	17,368	17,979

Undiscounted reserve, end of period	$247,082	$255,747	$222,744	$226,386

          The following table reflects a summary of expected future claim payments relating to our non-health and welfare insurance reserves:

Year	Amount
2013	$48,786
2014	34,646
2015	32,605
2016	29,455
2017	24,489
Thereafter	68,616

Total	$238,597

          Certain insurance programs also require the Company to maintain deposits with third-party insurers or with trustees to cover future claims costs. These deposits are included as insurance collateral in the accompanying balance sheets. Investments supporting insurance programs are comprised principally of government securities and investment grade securities. These investments are designated as available-for-sale and reported at fair value. Investment income earned on these investments is reported as interest income from restricted assets in the statements of operations. The following table summarizes these deposits and restricted investments:

	2012	2011
Restricted cash, cash equivalents and other	$5,327	$7,857
Restricted marketable securities	19,154	9,722
Other short-term insurance collateral	—	23,256

Insurance collateral — short-term	$24,481	$40,835

Restricted long-term investments	$4,504	$74,356
Other long-term insurance collateral	16,256	31,407

Insurance collateral — long-term	$20,760	$105,763

          Insurance collateral and insurance related workers compensation and automobile reserves also includes a receivable from insurers of $1.6 million and $10.8 million as of December 31, 2012 and December 31, 2011, respectively, for liabilities in excess of our self-insured retention.